Loss Per Share Attributable To Ordinary Equity Holders of The Parent (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss Per Share Attributable to Ordinary Equity Holders of the Parent [Line Items]
Weighted average common shares outstanding, basic	95,776,708	43,342,068	25,440,000
Dilutive shares			64,300,522
Convertible Preferred Stock [Member]
Loss Per Share Attributable to Ordinary Equity Holders of the Parent [Line Items]
Dilutive shares			57,543,414
Share Options [Member]
Loss Per Share Attributable to Ordinary Equity Holders of the Parent [Line Items]
Dilutive shares		3,869,554	6,757,108
Restricted Shares [Member]
Loss Per Share Attributable to Ordinary Equity Holders of the Parent [Line Items]
Dilutive shares	920,000